CONSOLIDATED INCOME STATEMENTS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES FROM CONTRACTS WITH CUSTOMERS
Service revenues	₱ 208,382	₱ 201,832	₱ 195,344
Non-service revenues	8,451	9,121	9,018
Revenues	216,833	210,953	204,362
EXPENSES
Selling, general and administrative expenses (Notes 5 and 18)	78,308	81,876	84,476
Depreciation and amortization (Notes 9, 10 and 18)	55,988	58,441	98,631
Cost of sales and services (Note 5)	14,011	15,092	14,172
Asset impairment (Note 5)	4,321	4,432	6,044
Interconnection costs	13,718	10,418	6,104
Expenses	166,346	170,259	209,427
Profit (loss) from operating activities	50,487	40,694	(5,065)
OTHER INCOME (EXPENSES) - NET (Note 5)	(7,794)	(4,217)	19,097
INCOME BEFORE INCOME TAX FROM CONTINUING OPERATIONS	42,693	36,477	14,032
PROVISION FOR INCOME TAX (Note 7)	10,138	9,612	2,697
NET INCOME FROM CONTINUING OPERATIONS (Note 4)	32,555	26,865	11,335
NET LOSS FROM DISCONTINUED OPERATIONS (Notes 2 and 4)		(41)	(600)
NET INCOME (Note 4)	32,555	26,824	10,735
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	32,307	26,614	10,485
Noncontrolling interests	248	210	250
NET INCOME (Note 4)	₱ 32,555	₱ 26,824	₱ 10,735
Earnings Per Share Attributable to Common Equity Holders of PLDT (Notes 8)
Basic	₱ 149.26	₱ 122.91	₱ 48.26
Diluted	149.26	122.91	48.26
Earnings Per Share from Continuing Operations Attributable to Common Equity Holders of PLDT (Notes 8)
Basic	149.26	123.1	51.03
Diluted	₱ 149.26	₱ 123.1	₱ 51.03